STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

Common Stock

At a special meeting on January 25, 2023, stockholders approved the proposal to increase the Company’s authorized common stock capital from 1.75 billion to 5 billion shares. At June 30, 2024, the Company had 5 billion shares of common stock authorized with $0.001 par value per share.

As described in detail in Note 1 - Description of Business and Basis of Presentation above, by December 31, 2023, the Company has effectuated a series of reverse stock splits. All stock splits resulted in the reduction of shares of common stock issued and outstanding and did not affect authorized common stock or preferred stock. The Company had 16,058,994 and 2,871,707 shares of common stock (post reverse stock splits) issued and outstanding on June 30, 2024 and September 30, 2023, respectively.

The holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders. In the event of a liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the common stockholders are entitled to receive the remaining assets following the distribution of liquidation preferences, if any, to the holders of our preferred stock. The holders of common stock are not entitled to receive dividends unless declared by our Board. To date, no dividends have been declared or paid to the holders of common stock.

When the Company receives a warrant exercise notice or preferred stock conversion notice close to the balance sheet date and issues a relevant order to a transfer agent, which is effectively exercised only after the balance sheet date, relevant shares of common stock are presented in the balance sheet as common stock owed but not issued.

Change in Control Agreements

On August 11, 2023, the Board of Directors approved, and the Company entered, Change in Control Agreements with each non-employee director and Chief Executive Officer. Pursuant to the Change in Control Agreements with each non-employee director, upon a change in control of the Company, any unvested equity compensation will immediately vest in full and such non-employee director will receive $5 million. Pursuant to the Agreement with CEO, upon a change in control of the Company, any unvested equity compensation will immediately vest in full and CEO will receive an aggregate percentage of the transaction proceeds as follows: 10% of the transaction proceeds that are up to and including $1 billion; plus, an additional 5% of transaction proceeds that are more than $1 billion and up to $1.5 billion; and an additional 5% of transaction proceeds that are more than $1.5 billion. A change in control, as defined in the agreements occurs upon (i) any person becoming the beneficial owner of 50% or more of the total voting power of the Company’s then outstanding voting securities, (ii) a change in the composition of the Board, as a result of which fewer than a majority of the directors are Incumbent Directors (as defined in the Change in Control Agreements), or (iii) the consummation of a merger or consolidation of the Company (except when the total voting power of the Company continues to represent at least 50% of the surviving entity), any liquidation, or the sale or disposition by the Company of all or substantially all of its assets.

Stockholder Rights Agreement

On May 1, 2024, the Company entered into a Rights Agreement with Continental Stock Transfer & Trust Company as the rights agent. The Board of Directors declared a dividend of one preferred share purchase right (a “Right”) for each share of common stock and each outstanding share of Preferred Stock Company payable to holders of record as of the close of business on May 13, 2024. Each Right entitles the registered holder to purchase one ten-thousandth of a share of Series A-1 Junior Participating Preferred Stock (“A-1 Preferred Stock”) of the Company at a price of $30.00 per one ten-thousandth of a share of A-1 Preferred Stock, subject to adjustment (the “Exercise Price”). The Rights are not exercisable until the Distribution Date (as defined below). The description and terms of the Rights are set forth in the Rights Agreement.

The Rights will not be exercisable until the earlier of ten days after a public announcement by us that a person or group has acquired 10% or more of the shares of common stock (an “Acquiring Person”) and ten business days (or a later date determined by our board of directors) after a person or group begins a tender or an exchange offer that, if completed, would result in that person or group becoming an Acquiring Person (the earlier of such dates being herein referred to as the “Distribution Date”). At any time after a person becomes an Acquiring Person, the Board of Directors may, at its option, exchange all or any part of the then outstanding and exercisable Rights for shares of common stock at an exchange ratio of one share of common stock for each Right, subject to adjustment as specified in the Rights Agreement. Notwithstanding the preceding, the Board of Directors generally will not be empowered to effect such exchange at any time after any person becomes the beneficial owner of 50% or more of the common stock of the Company. The Rights will expire on May 1, 2025, unless previously redeemed or exchanged by the Company. The Rights Agreement is designed to enable all Company stockholders to realize the long-term value of their investment and is intended to protect Mullen and its stockholders from efforts by a single stockholder or group to obtain control of the Company without paying a control premium, see below for further details. The Rights have certain anti-takeover effects, including potentially discouraging a takeover that stockholders may consider favorable. Certain exemptions may apply to an Acquiring person. The Rights will cause substantial dilution to a person or group that attempts to acquire us on terms not approved by the Board of Directors.

Preferred Stock

Under the terms of our Certificate of Incorporation, the Board may determine the rights, preferences, and terms of our authorized but unissued shares of Preferred Stock. Pursuant to the terms of its Second Amended and Restated Certificate of Incorporation, as amended, upon conversion of shares of Preferred Stock, such shares so converted are cancelled and not issuable. As of July 26, 2022, as a result of an amendment to its Certificate of Incorporation increasing its authorized Preferred Stock, the Company had 500,000,000 shares of Preferred Stock authorized with $0.001 par value per share, and as of June 30, 2024, pursuant to its terms of Preferred Stock conversion, the Company had remaining 126,263,156 shares of Preferred Stock authorized. The reverse stock splits (see Note 1 - Description of Business and Basis of Presentation above) did not affect the number of shares of Preferred Stock authorized and outstanding, but the conversion ratios were proportionately adjusted to decrease the number of shares of common stock to be issued as a result.

The Company has designated Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, and Series D Preferred Stock (see description below), Series E Preferred Stock (see Note 18—Series E Preferred Stock), Series AA Preferred Stock (cancelled), and Series A-1 Junior Participating Preferred Stock (see Stockholder Rights Agreement above).

Transactions with Preferred Stock during the three and nine months ended June 30, 2024 and during the three and nine months ended June 30, 2023 are presented in the table below. For more information on extinguishment of Series C Preferred Stock and issuance of Series E Preferred Stock, please see Note 18 – Series E Preferred Stock.

	Preferred Stock		Preferred Stock		Preferred Stock		Preferred Stock		Preferred Stock
	Total		Series A		Series C		Series D		Series AA
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance, October 1, 2023	1,575,502	$1,576	648	$1	1,211,757	$1,212	363,097	$363	-	$-
Extinguishment of Series C P/S by issuance of Series E P/S	(1,211,299)	(1,212)	-	-	(1,211,299)	(1,212)	-	-	-	-
Balance, June 30, 2024	364,203	$364	648	$1	458	$-	363,097	$363	-	$-

Balance, April 1, 2024	1,575,502	$1,576	648	$1	1,211,757	$1,212	363,097	$363	-	$-
Extinguishment of Series C P/S by issuance of Series E P/S	(1,211,299)	(1,212)	-	-	(1,211,299)	(1,212)	-	-	-	-
Balance, June 30, 2024	364,203	$364	648	$1	458	$-	363,097	$363	-	$-

Balance, October 1, 2022	5,721,897	$5,721	1,924	$2	1,360,321	$1,360	4,359,652	$4,359	-	$-
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock	273,363,635	273,364	-	-	-	-	273,363,635	273,364	-	-
Issuance of common stock for conversion of preferred stock and dividends	(277,511,343)	(277,510)	(888)	(1)	(150,265)	(149)	(277,360,190)	(277,360)	-	-
Preferred shares series AA issued to officers	1	-	-	-	-	-	-	-	1	-
Preferred shares series AA refund	(1)	-	-	-	-	-	-	-	(1)	-
Balance, June 30, 2023	1,574,189	$1,574	1,036	$1	1,210,056	$1,210	363,097	$363	-	$-

Balance, April 1, 2023	1,574,580	$1,575	1,426	$2	1,210,056	$1,210	363,098	$363	-	$-
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock	273,363,635	273,364	-	-	-	-	273,363,635	273,364	-	-
Issuance of common stock for conversion of preferred stock and dividends	(273,364,026)	(273,365)	(390)	(1)	-	-	(273,363,636)	(273,364)	-	-
Balance, June 30, 2023	1,574,189	$1,574	1,036	$1	1,210,056	$1,210	363,097	$363	-	$-

Redemption Rights

The shares of Preferred Stock are not subject to mandatory redemption.

The Series C Preferred Stock and Series D Preferred Stock are voluntarily redeemable by the Company in accordance with the following schedule, provided that the issuance of shares of common stock issuable upon conversion has been registered and the registration statement remains effective:

Year 1: No Redemption

Year 2: Redemption at 120% of the Redemption Price

Year 3: Redemption at 115% of the Redemption Price

Year 4: Redemption at 110% of the Redemption Price

Year 5: Redemption at 105% of the Redemption Price

Year 6 and thereafter: Redemption at 100% of the Redemption Price

The Series C Preferred Stock and Series D Preferred Stock are redeemable by the Company for a Redemption price per share equal to the Issue Price ($8.84 for Series C Preferred Stock and $0.4379 for remaining Series D Preferred Stock), plus all unpaid accrued and accumulated dividends on such share (whether or not declared), provided: (A) the Preferred Stock has been issued and outstanding for a period of at least one year, (B) the issuance of the shares of common stock underlying the Preferred Stock has been registered pursuant to the Securities Act and such registration remains effective, and (C) the trading price for the common stock is less than the Conversion Price for 20 trading days in any period of 30 consecutive trading days on the Nasdaq Capital Market.

Dividends

The holders of Series A and Series B Preferred Stock are entitled to non-cumulative dividends if declared by the Board of Directors. The holders of the Series A Preferred Stock and Series B Preferred Stock participate on a pro rata basis (on an “as converted” basis to common stock) in any cash dividend paid on common stock. No dividends have been declared or paid during three and nine months ended June 30, 2024 and 2023.

The Series C Preferred Stock originally provided for a cumulative 15.0% per annum fixed dividend on the Series C Original Issue Price plus unpaid accrued and accumulated dividends. On January 13, 2023, the Company and most holders of Series C Preferred Stock entered into a waiver agreement pursuant to which such holders irrevocably waived their right to receive any and all cumulative 15.0% per annum fixed dividends on such Preferred Stock, including all unpaid accrued and accumulated dividends.

The Series D Preferred Stock bears a 15.0% per annum fixed dividend accumulated and compounded monthly, payable no later than the 5th day after the end of each month on the Series D Original Issue Price plus unpaid accrued and accumulated dividends. Dividends on the Series D Preferred Stock are payable prior to any dividends on any other series of Preferred Stock or the common stock. The amount of Series D Preferred Stock dividends accumulated as of June 30, 2024 was approximately $0.5 million.

The Company may elect to pay dividends for any month with a payment-in-kind (“PIK”) election if (i) the shares issuable further to the PIK are subject to an effective registration statement, (ii) the Company is then in compliance with all listing requirements of NASDAQ and (iii) the average daily trading dollar volume of the Company’s common stock for 10 trading days in any period of 20 consecutive trading days on the NASDAQ is equal to or greater than $27.5 million.

Liquidation, Dissolution, and Winding Up

In the event of any Liquidation Event, the holders of the Series D Preferred Stock will be entitled to receive, prior and in preference to any distribution of the proceeds to the holders of the other series of Preferred Stock or the common stock by reason of their ownership thereof, an amount per share equal to the Series D Original Issue Price ($0.4379 per share in respect of the outstanding Series D Preferred Stock) plus declared but unpaid dividends (none declared but unpaid dividends on June 30, 2024 and 2023).

In the event of any Liquidation Event, the holders of the Series B Preferred Stock will be entitled to receive, after full execution of rights of the Series D Preferred Stockholders, and prior and in preference to any distribution of the proceeds to the holders of the other series of Preferred Stock or the common stock by reason of their ownership thereof, an amount per share equal to the Series B Original Issue Price plus declared but unpaid dividends (none declared but unpaid dividends on June 30, 2024 and 2023).

Upon the completion of a distribution pursuant to a Liquidation Event to the Series D Preferred Stock and Series B Preferred Stock, the holders of the Series C Preferred Stock will be entitled to receive, prior and in preference to any distribution of the proceeds to the holders of the Series A Preferred Stock or the common stock by reason of their ownership thereof, an amount per share equal to the Series C Original Issue Price ($8.84 per share) plus declared but unpaid dividends (none declared but unpaid dividends on June 30, 2024 and 2023).

Upon the completion of a distribution pursuant to a Liquidation Event to the Series D Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock, the holders of Series A Preferred Stock are entitled to receive, prior and in preference to any distribution of any proceeds to the holders of the common stock, by reason of their ownership thereof, $1.29 per share of each share of the Series A Preferred Stock, plus declared but unpaid dividends on such share (none declared but unpaid dividends on June 30, 2024 and 2023). “Liquidation Event” is as defined in the Certificate of Incorporation and, subject to certain exceptions, includes a sale or other disposition of all or substantially all of the Company’s assets, certain mergers, consolidations, and transfers of securities, and any liquidation, dissolution or winding up of the Company.

Conversion

Each share of Series A Preferred Stock is convertible at any time at the option of the holder into 0.0046 (giving effect to the reverse stock splits – see Note 1 – Description of Business and Basis of Presentation) shares of fully paid and non-assessable shares of common stock (rounding up to the nearest share).

Each share of Series B Preferred Stock and each share of Series C Preferred Stock are convertible at the option of the holder at any time into such number of shares of common stock as is determined by dividing the Issue Price by the relevant Conversion Price (in each case, subject to adjustment). As of June 30, 2024, there were no shares of Series B Preferred Stock issued and outstanding. As of June 30, 2024, each share of Series C Preferred Stock is convertible into 0.002183 (giving effect to the reverse stock split – see Note 1 – Description of Business and Basis of Presentation) shares of fully paid and nonassessable shares of common stock (rounding up to the nearest share).

Each share of Series C Preferred Stock will automatically be converted into shares of common stock at the applicable conversion rate at the time in effect immediately upon (A) the issuance of shares of common stock underlying the Series C Preferred Stock being registered pursuant to the Securities Act of 1933 and such registration remaining effective, (B) the trading price for the Company’s common stock being more than two times the Series C Conversion Price for 20 trading days in any period of 30 consecutive trading days on the Nasdaq Capital Market, and (C) the average daily trading dollar volume of the Company’s common stock during such 20 trading days is equal to or greater than $4.0 million.

The Series D Preferred Stock is convertible at the option of each holder at any time into the number of shares of common stock determined by dividing the Series D Original Issue Price (plus all unpaid accrued and accumulated dividends thereon, as applicable, whether or not declared), by the Series D Conversion Price, subject to adjustment as set in the Certificate of Designation. As of June 30, 2024, each share of Series D is convertible into 0.000047 (giving effect to the reverse stock split – see Note 1 – Description of Business and Basis of Presentation) shares of fully paid and nonassessable shares of common stock (rounding up to the nearest share).

Each share of Series D Preferred Stock will automatically be converted into shares of common stock at the applicable Conversion Rate at the time in effect immediately upon (A) the issuance of shares of common stock underlying the Series D Preferred Stock being registered pursuant to the Securities Act and such registration remaining effective, (B) the trading price for the Company’s common stock being more than two times the Series D Conversion Price for 20 trading days in any period of 30 consecutive trading days on the Nasdaq Capital Market, and (C) the average daily trading dollar volume of the Company’s common stock during such 20 trading days is equal to or greater than $27.5 million.

Voting Rights

The holders of shares of common stock and Series A, Series B, and Series C Preferred Stock at all times vote together as a single class on all matters (including the election of directors) submitted to a vote of the stockholders; provided, however, that, any proposal which adversely affects the rights, preferences and privileges of the Series A Preferred Stock, Series B Preferred Stock, or Series C Preferred Stock, as applicable, must be approved by a majority in interest of the affected series of Preferred Stock, as the case may be.

Each holder of common stock, Series B Preferred Stock, and Series C Preferred Stock has the right to one vote for each share of common stock into which such Series B Preferred Stock and/or Series C Preferred Stock, as applicable, could be converted. Each holder of Series A Preferred has the right to 1,000 votes per share held of record by such holder (this right will terminate on November 5, 2024).

The holders of Series D Preferred Stock have no voting rights except for protective voting rights (one vote for each share) in cases such as approval of a liquidation event, authorization of the issue of securities having a preference over or parity with the Series D Preferred Stock with respect to dividends, liquidation, redemption or voting, entering a merger or consolidation, etc.

NOTE 9 – STOCKHOLDERS’ EQUITY

Common Stock

At a special meeting on January 25, 2023, stockholders approved the proposal to increase the Company’s authorized common stock capital from 1.75 billion to 5 billion shares. At September 30, 2023, the Company had 5,000,000,000 shares of common stock authorized with $0.001 par value per share.

As described in detail in the Note 1 above, during the year ended September 30, 2023, the Company has effectuated a series of reverse stock splits. All stock splits resulted in reduction of shares of common stock issued and outstanding and did not affect authorized common stock or preferred stock. The Company had 2,871,707 and 37,043 shares of common stock (post reverse stock splits) issued and outstanding on September 30, 2023 and September 30, 2022, respectively.

On July 6, 2023, the Board of the Company authorized a stock buyback program, pursuant to which the Company could, until December 31, 2023, purchase up to $25 million in shares of its outstanding common stock. The shares may be repurchased, from time to time, in the open market or in privately negotiated transactions depending upon market conditions and other factors, and in accordance with applicable regulations of the Securities and Exchange Commission. The authorization of the stock buyback program did not obligate the Company to purchase any shares and may be terminated or amended by the Board at any time prior to its expiration date. Up to September 30, 2023, the Company has purchased through a broker from unrelated parties, on an open market, 57,000 shares of common stock at prices ($99.7 and $98.5 giving effect to 1:100 reverse stock split effectuated in December 2023) that approximated closing market price on the relevant dates. The shares of common stock purchased according to this stock buyback program have been immediately retired.

The holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders. In the event of a liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the common stockholders are entitled to receive the remaining assets following distribution of liquidation preferences, if any, to the holders of our preferred stock. The holders of common stock are not entitled to receive dividends unless declared by our Board. To date, no dividends were declared or paid to the holders of common stock.

When the Company receives a warrant exercise notice or preferred stock conversion notice close to the balance sheet date, and issues relevant order to a transfer agent which is effectively exercised only after the balance sheet date, relevant shares of common stock are presented in the balance sheet as common stock owed but not issued.

Change in Control Agreements

On August 11, 2023, the Board of Directors approved, and the Company entered, Change in Control Agreements with each non-employee director and Chief Executive Officer. Pursuant to the Change in Control Agreements with each non-employee director, upon a change in control of the Company, any unvested equity compensation will immediately vest in full and such non-employee director will receive $5 million. Pursuant to the Agreement with CEO, upon a change in control of the Company, any unvested equity compensation will immediately vest in full and CEO will receive an aggregate percentage of the transaction proceeds as follows: 10% of the transaction proceeds that are up to and including $1 billion; plus an additional 5% of transaction proceeds that are more than $1 billion and up to $1.5 billion; and an additional 5% of transaction proceeds that are more than $1.5 billion. A change in control, as defined in the agreements occurs upon (i) any person becoming the beneficial owner of 50% or more of the total voting power of the Company’s then outstanding voting securities, (ii) a change in the composition of the Board, as a result of which fewer than a majority of the directors are Incumbent Directors (as defined in the Change in Control Agreements), or (iii) the consummation of a merger or consolidation of the Company (except when the total voting power of the Company continues to represent at least 50% of the surviving entity), any liquidation, or the sale or disposition by the Company of all or substantially all of its assets.

Preferred Stock

Under the terms of our Certificate of Incorporation, the Board may determine the rights, preferences, and terms of our authorized but unissued shares of Preferred Stock. On September 30, 2023, the Company had 500,000,000 shares of Preferred Stock authorized with $0.001 par value per share. The reverse stock splits (see Note 1 above) did not affect the number of shares of Preferred Stock authorized and outstanding, but the conversion ratios were proportionately adjusted to decrease the number of shares of common stock to be issued as a result.

The Company has designated Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, and Series D Preferred Stock, with transactions over the last two years presented below:

	Preferred Stock								Preferred Stock
	Series A		Series B		Series C		Series D		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance, October 1, 2022	100,363	100	5,567,319	5,568	-	-	-	-	5,667,682	5,668
Issuance of common stock for conversion of preferred stock	(98,439)	(98)	(5,567,319)	(5,568)	(13,766,058)	(13,766)	(75,567,273)	(75,568)	(94,999,089)	(95,000)
Preferred shares issued for cash	-	-	-	-	12,212,450	12,212	79,926,925	79,927	92,139,375	92,139
Preferred shares issued in exchange for conversion of debt	-	-	-	-	2,829,029	2,829	-	-	2,829,029	2,829
Preferred shares issued to settle liability to issue	-	-	-	-	84,900	85	-	-	84,900	85
Balance, September 30, 2022	1,924	2	-	-	1,360,321	1,360	4,359,652	4,359	5,721,897	5,721

Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock	-	-	-	-	-	-	273,363,635	273,364	273,363,635	273,364
Issuance of common stock for conversion of preferred stock and dividends	(1,276)	(1)	-	-	(148,564)	(148)	(277,360,190)	(277,360)	(277,510,030)	(277,509)
Balance, September 30, 2023	648	1	-	-	1,211,757	1,212	363,097	363	1,575,502	1,576

Redemption Rights

The shares of Preferred Stock are not subject to mandatory redemption.

The Series C and Series D Preferred Stock are voluntarily redeemable by the Company in accordance with the following schedule, provided that the issuance of shares of common stock issuable upon conversion has been registered and the registration statement remains effective:

Year 1: No Redemption

Year 2: Redemption at 120% of the Redemption Price

Year 3: Redemption at 115% of the Redemption Price

Year 4: Redemption at 110% of the Redemption Price

Year 5: Redemption at 105% of the Redemption Price

Year 6 and thereafter: Redemption at 100% of the Redemption Price

The Series C and Series D Preferred Stock are also redeemable by the Company at any time for a price per share equal to the Issue Price ($8.84 for Series C Preferred Stock and $0.4379 for remaining Series D Preferred Stock), plus all unpaid accrued and accumulated dividends on such share (whether or not declared), provided: (A) the Preferred Stock has been issued and outstanding for a period of at least one year, (B) the issuance of the shares of common stock underlying the Preferred Stock has been registered pursuant to the Securities Act and such registration remains effective, and (C) the trading price for the common stock is less than the Conversion Price for 20 trading days in any period of 30 consecutive trading days on the Nasdaq Capital Market.

Dividends

The holders of Series A and Series B Preferred Stock are entitled to non-cumulative dividends if declared by the Board of Directors. The holders of the Series A Preferred Stock and Series B Preferred Stock participate on a pro rata basis (on an “as converted” basis to common stock) in any cash dividend paid on common stock. No dividends have been declared or paid during years ended September 30, 2023, and 2022.

The Series C Preferred Stock originally provided for a cumulative 15.0% per annum fixed dividend on the Series C Original Issue Price plus unpaid accrued and accumulated dividends. On January 13, 2023, the Company and holders of Series C Preferred Stock entered into a waiver agreement pursuant to which such holders irrevocably waived their right to receive any and all cumulative 15.0% per annum fixed dividends on such Preferred Stock, including all unpaid accrued and accumulated dividends. As a result, an adjustment to the additional paid-in capital of the Company has been recognized during the year ended September 30, 2023.

The Series D Preferred Stock bears a 15.0% per annum fixed dividend accumulated and compounded monthly, payable no later than the 5th day after the end of each month on the Series D Original Issue Price plus unpaid accrued and accumulated dividends. Dividends on the Series D Preferred Stock are payable prior to any dividends on any other series of Preferred Stock or the common stock. The amount of Series D Preferred Stock dividends accumulated as at September 30, 2023 was approximately $0.4 million.

The Company may elect to pay dividends for any month with a payment-in-kind (“PIK”) election if (i) the shares issuable further to the PIK are subject to an effective registration statement, (ii) the Company is then in compliance with all listing requirements of NASDAQ and (iii) the average daily trading dollar volume of the Company’s common stock for 10 trading days in any period of 20 consecutive trading days on the NASDAQ is equal to or greater than $27.5 million.

Liquidation, Dissolution, and Winding Up

In the event of any Liquidation Event, the holders of the Series D Preferred Stock will be entitled to receive, prior and in preference to any distribution of the proceeds to the holders of the other series of Preferred Stock or the common stock by reason of their ownership thereof, an amount per share equal to the Series D Original Issue Price ($0.4379 per share in respect of the outstanding Series D Preferred Stock) plus declared but unpaid dividends (none declared but unpaid dividends on September 30, 2023 and 2022).

In the event of any Liquidation Event, the holders of the Series B Preferred Stock will be entitled to receive, after full execution of rights of the Series D Preferred Stock holders, and prior and in preference to any distribution of the proceeds to the holders of the other series of Preferred Stock or the common stock by reason of their ownership thereof, an amount per share equal to the Series B Original Issue Price plus declared but unpaid dividends (none declared but unpaid dividends on September 30, 2023 and 2022).

Upon the completion of a distribution pursuant to a Liquidation Event to the Series D Preferred Stock and Series B Preferred Stock, the holders of the Series C Preferred Stock will be entitled to receive, prior and in preference to any distribution of the proceeds to the holders of the Series A Preferred Stock or the common stock by reason of their ownership thereof, an amount per share equal to the Series C Original Issue Price ($8.84 per share) plus declared but unpaid dividends (none declared but unpaid dividends on September 30, 2023 and 2022).

Upon the completion of a distribution pursuant to a Liquidation Event to the Series D Preferred Stock, Series B Preferred Stock and Series C Preferred Stock, the holders of Series A Preferred Stock are entitled to receive, prior and in preference to any distribution of any proceeds to the holders of the common stock, by reason of their ownership thereof, $1.29 per share of each share of the Series A Preferred Stock, plus declared but unpaid dividends on such share (none declared but unpaid dividends on September 30, 2023 and 2022). “Liquidation Event” is as defined in the Certificate of Incorporation and, subject to certain exceptions, includes a sale or other disposition of all or substantially all of the Company’s assets, certain mergers, consolidations and transfers of securities, and any liquidation, dissolution or winding up of the Company.

Conversion

Each share of Series A Preferred Stock is convertible at any time at the option of the holder into 0.0044 (giving effect to the reverse stock splits – see Note 1) shares of fully paid and non-assessable shares of common stock (rounding up to the nearest share).

Each share of Series B Preferred Stock and each share of Series C Preferred Stock are convertible at the option of the holder at any time into such number of shares of common stock as is determined by dividing the Issue Price by the relevant Conversion Price (in each case, subject to adjustment). As of September 30, 2023, there were no shares of Series B Preferred Stock issued and outstanding. As of September 30, 2023, each share of Series C Preferred Stock is convertible into 0.000044 (giving effect to the reverse stock split – see Note 1) shares of fully paid and nonassessable shares of common stock (rounding up to the nearest share).

Each share of Series C Preferred Stock will automatically be converted into shares of common stock at the applicable conversion rate at the time in effect immediately upon (A) the issuance of shares of common stock underlying the Series C Preferred Stock being registered pursuant to the Securities Act of 1933 and such registration remaining effective, (B) the trading price for the Company’s common stock being more than two times the Series C Conversion Price for 20 trading days in any period of 30 consecutive trading days on the Nasdaq Capital Market, and (C) the average daily trading dollar volume of the Company’s common stock during such 20 trading days is equal to or greater than $4.0 million.

The Series D Preferred Stock is convertible at the option of each holder at any time into the number of shares of common stock determined by dividing the Series D Original Issue Price (plus all unpaid accrued and accumulated dividends thereon, as applicable, whether or not declared), by the Series D Conversion Price, subject to adjustment as set in the Certificate of Designation. As of September 30, 2023, each share of Series D is convertible into 0.000044 (giving effect to the reverse stock split – see Note 1) shares of fully paid and nonassessable shares of common stock (rounding up to the nearest share).

Each share of Series D Preferred Stock will automatically be converted into shares of common stock at the applicable Conversion Rate at the time in effect immediately upon (A) the issuance of shares of common stock underlying the Series D Preferred Stock being registered pursuant to the Securities Act and such registration remaining effective, (B) the trading price for the Company’s common stock being more than two times the Series D Conversion Price for 20 trading days in any period of 30 consecutive trading days on the Nasdaq Capital Market, and (C) the average daily trading dollar volume of the Company’s common stock during such 20 trading days is equal to or greater than $27.5 million.

Voting Rights

The holders of shares of common stock and Series A, Series B and Series C Preferred Stock at all times vote together as a single class on all matters (including the election of directors) submitted to a vote of the stockholders; provided, however, that, any proposal which adversely affects the rights, preferences and privileges of the Series A Preferred Stock, Series B Preferred Stock, or Series C Preferred Stock, as applicable, must be approved by a majority in interest of the affected series of Preferred Stock, as the case may be.

Each holder of common stock, Series B Preferred and Series C Preferred has right to one vote for each share of common stock into which such Series B Preferred Stock and/or Series C Preferred Stock, as applicable, could be converted. Each holder of Series A Preferred has the right to 1,000 votes per share held of record by such holder (this right will terminate on November 5, 2024).

The holders of Series D Preferred Stock have no voting rights except for protective voting rights (one vote for each share of common stock into which such Series D Preferred Stock could be converted) in such cases as approval of a liquidation event, authorization of issue of securities having a preference over or parity with the Series D Preferred Stock with respect to dividends, liquidation, redemption or voting, entering a merger or consolidation, etc.